Summary of Significant Accounting Policies - Contract liabilities (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies
Additions during the year	$ 1,023,007
Balance as of December 31, 2023	$ 1,023,007